Related Party Transactions - Additional Information (Detail) - EUR (€)						12 Months Ended
	Dec. 11, 2020	May 15, 2020	Dec. 23, 2019	May 17, 2019	May 18, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Shares held in the entity						36,760	38,210
Shares held in the entity that do not exceed the total of outstanding share capital, percentage						1.00%
Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total compensation						€ 24,500,000	€ 26,400,000	€ 21,500,000
severance payment [Member] | Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Total compensation							€ 717,000
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	2,955,600	2,154,000	13,227,120	1,773,680	1,489,200
Proportion of value weight average price of common shares of 5 trading days	2.50%	2.50%	140.00%	140.00%	140.00%
Number of shares repurchased, value	€ 228,911,220,000		€ 1,384,046
Number of trading days	5 days		5 days
Proportion of voting rights held by related party	32.60%		32.60%
Mr Friese [Member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity						36,001	0
Mr Rider [member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity						78,164	42,972